Basis of Presentation and General Information (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2014	Jul. 11, 2014
Vessels [Line Items]
Date of Incorporation		Dec. 13, 2006
Maximum
Vessels [Line Items]
Effect of the adoption of ASU on voyage revenues		1.00%
Reverse stock split
Vessels [Line Items]
Reverse stock split, Conversion ratio	5
Vessels in operation | Oceanbulk | Excel Maritime Carriers Ltd.
Vessels [Line Items]
Number of vessels acquired			49
Vessels under construction | Oceanbulk
Vessels [Line Items]
Number of contracts for Newbuildings acquired				26
Charterer A
Vessels [Line Items]
Accounts receivable		$ 1,969